PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2023
Property, plant and equipment [abstract]
Disclosure of property and equipment [Table Text Block]
	Land and	Plant and	Office furniture	Leasehold		Under
	Building	Equipment	and Equipment	Improvement	Right of Use	Construction	Total
Cost
Balance at April 1, 2021	-	253,138	91,713	111,190	478,223	-	934,264
Additions	2,064,993	1,052,822	229,744	147,641	-	2,439,710	5,934,910
Disposals	-	-	-	-	-	-	-
Transfers	-	-	-	-	-	-	-
Balance at March 31, 2022	2,064,993	1,305,960	321,457	258,831	478,223	2,439,710	6,869,174
Additions	-	689,765	18,019	95,874	481,565	1,574,540	2,859,763
Disposals	-	(36,983)	(95,977)	-	-	-	(132,960)
Transfers	-	2,068,202	-	-	-	(2,068,202)	-
Balance at March 31, 2023	2,064,993	4,026,944	243,499	354,705	959,788	1,946,048	9,595,977

Accumulated Amortisation
Balance at April 1, 2021	-	91,206	75,007	37,063	25,767	-	229,043
Amortisation for the period	61,950	242,951	64,124	86,277	159,408	-	614,710
Disposals	-	-	-	-	-	-	-
Transfers	-	-	-	-	-	-	-
Balance at March 31, 2022	61,950	334,157	139,131	123,340	185,175	-	843,753
Amortisation for the period	48,574	171,734	37,126	122,852	159,407	-	539,693
Disposals	-	(33,669)	(89,667)	-	-	-	(123,336)
Transfers	-	-	-	-	-	-	-
Balance at March 31, 2023	110,524	472,222	86,590	246,192	344,582	-	1,260,110

Carrying Amounts
Balance at March 31, 2022	2,003,043	971,803	182,326	135,491	293,048	2,439,710	6,025,421
Balance at March 31, 2023	1,954,469	3,554,722	156,909	108,513	615,206	1,946,048	8,335,867